Share Based Compensation - Summary of Executive Performance Stock Plan Targets (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2016
Disclosure of Executive Performance Stock Plan Targets [line items]
Growth (net sales growth)		kr 246.9
Margin (operating income growth)		kr 24.8
Compound annual growth rate, Growth (net sales growth)	(5.13%)
Margin (operating income growth)	(28.00%)
Cash ﬂow (cash conversion)	66.67%
Year 1 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash ﬂow (cash conversion)		70.00%
Year 2 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash ﬂow (cash conversion)		70.00%
Bottom of range [member] | Year 3 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Compound annual growth rate, Growth (net sales growth)		2.00%
Margin (operating income growth)		5.00%
Cash ﬂow (cash conversion)		70.00%
Top of range [member] | Year 3 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Compound annual growth rate, Growth (net sales growth)		6.00%
Margin (operating income growth)		15.00%